DECHERT LLP
1775 I Street, N.W.
Washington, D.C. 20006

February 2, 2005

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Marsico Investment Fund
         File Nos. 333-36975 and 811-8397

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Marsico Investment Fund, a registered management investment company (the 'Trust'), that the form of Prospectus and Statement of Additional Information for the Trust's four investment series that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 13 which was filed with the Commission on January 28, 2005 and which became effective on February 1, 2005. The text of Post-Effective Amendment No. 13 was filed electronically (Accession Number 0001193125-05-014316).

Please do not hesitate to contact the undersigned at (202) 261-3371 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Cynthia D. Baughman

Cynthia D. Baughman